Related Party Transactions (Details) - Solaris LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
William A. Zartler
Related party transactions
Payment made to related party	$ 810
William A. Zartler | Salaries, benefits and payroll taxes
Related party transactions
Payment made to related party	452
William A. Zartler | Selling, general and administrative expenses
Related party transactions
Payment made to related party	$ 358
William A. Zartler | SEM
Related party transactions
Payment made to related party		$ 277
William A. Zartler | SEM | Prepaid expenses and other current assets
Related party transactions
Due from related party		80
William A. Zartler | SEM | Salaries, benefits and payroll taxes
Related party transactions
Payment made to related party		224
William A. Zartler | SEM | Selling, general and administrative expenses
Related party transactions
Payment made to related party		53
William A. Zartler | Solaris Water
Related party transactions
Received from related party		340
Due to related party		0
William A. Zartler | Solaris Water | Salaries, benefits and payroll taxes
Related party transactions
Received from related party		337
William A. Zartler | Solaris Water | Selling, general and administrative expenses
Related party transactions
Received from related party		3
Solaris Energy Capital
Related party transactions
Payment made to related party		11	$ 21
Solaris Energy Capital | Prepaid expenses and other current assets
Related party transactions
Due from related party		2	15
Solaris Energy Capital | Anejo
Related party transactions
Payment made to related party		37	87
Solaris Energy Capital | Anejo | Accounts payable
Related party transactions
Due from related party		$ 9	$ 16